Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOT
Document Creation Date	dei_DocumentCreationDate	May 11, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 11, 2015
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Virtus Dynamic Trend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Dynamic Trend Fund
Supplement Text Block [Text Block]	vot_SupplementTextBlock

Virtus Dynamic AlphaSector® Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 11, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015

Important Notice to Investors

Effective May 11, 2015, each of the above-named funds’ current limited services subadviser, F-Squared Alternative Investments, LLC or F-Squared Institutional Advisors, LLC, as applicable, is removed as limited services subadviser. Accordingly, effective May 11, 2015, all references to F-Squared Alternative Investments, LLC and F-Squared Institutional Advisors, LLC (collectively, “F-Squared”), and to Alexey Panchekha as portfolio manager, are hereby removed from the funds’ prospectuses.

Virtus Investment Advisers, Inc., the funds’ investment adviser, and Euclid Advisors LLC, the funds’ subadviser, will continue to serve in their respective capacities.

Additionally, effective May 11, 2015, each fund’s name has changed as shown in the table below and all references to each of the funds throughout the prospectuses are hereby amended:

Prior Fund Name	New Fund Name
Virtus Dynamic AlphaSector Fund	Virtus Dynamic Trend Fund

Also, all references to the “AlphaSector Funds” are hereby revised to reference the “Trend Funds.”

Additional disclosure changes resulting from the removal of the limited services subadviser are described below and are also effective May 11, 2015.

Virtus Dynamic Trend Fund (formerly Virtus Dynamic AlphaSector Fund)

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and on page 154 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules-based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities).  Allocations to each sub-sector are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities.  A relative strength momentum model is utilized to rank each sub-sector of the equity market.  The fund will allocate to those top sub-sectors that the model determines are more likely to outperform the broad market.  A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market.  When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.  During periods when the model indicates that the market is in a higher level of risk, an exchange-traded fund (“ETF”) representing the S&P 500® Index may be sold short in an amount equal to the total cash allocation up to a limit of 25% of net assets.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance.  The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by deleting the next to last sentence of the introductory paragraph. Additionally, this section is hereby amended by removing the disclosure entitled “Derivatives Risk,” “Exchange-Traded Funds (ETFs) Risk” and “Leverage Risk.” Also, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

In the section “Performance Information” in the summary prospectus and in the summary section of the statutory prospectus, the last row of the “Average Annual Total Returns” table showing performance information for the Dynamic AlphaSector® Linked Benchmark is hereby removed. Further, the descriptions of the Dynamic AlphaSector® Linked Benchmark and the Citigroup 90-Day Treasury Bill Index are hereby removed from the narrative immediately following the “Average Annual Total Returns” table.